Income Taxes	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Income Taxes {1}
Income Tax Disclosure [Text Block]

NOTE 7.  INCOME TAXES

As of February 29, 2012

Deferred tax assets:
Net operating tax carry forwards	$993,614
Other	-0-
Gross deferred tax assets	993,614
Valuation allowance	(993,614)

Net deferred tax assets	$-0-

As of  February 29,2012  the Company has a Deferred Tax Asset of $993,614 completely attributable to net operating loss carry forwards of approximately $2,838,899  (which expire 20 years from the date the loss was incurred) consisting of:

(a)	$ 13,647 of Net Operating Loss carry forwards acquired in the reverse acquisition of Entest BioMedical, Inc, a California corporation, and
(b)	$ 2,825,252 of Net Operating Loss carry forwards attributable to Entest BioMedical, Inc.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized. In addition, the reverse acquisition in which Entest BioMedical, Inc. was involved in 2009 has resulted in a change of control. Internal Revenue Code Sec 382 limits the amount of income that may be offset by net operating loss (NOL) carryovers after an ownership change. As a result, the Company has recorded a valuation allowance reducing all deferred tax assets to $ -0-.

NOTE 10.  INCOME TAXES

As of August 31, 2011

Deferred tax assets:
Net operating tax carry forwards	$614,685
Other	-0-
Gross deferred tax assets	614,685
Valuation allowance	(614,685)

Net deferred tax assets	$-0-

As of  May 31, 2011 the Company has a Deferred Tax Asset of $613,441 completely attributable to net operating loss carry forwards of approximately $1,756,244 (which expire 20 years from the date the loss was incurred) consisting of:

(a)	$ 13,647 of Net Operating Loss carry forwards acquired in the reverse acquisition of Entest BioMedical, Inc, a California corporation, and
(b)	$ 1,752,293 of Net Operating Loss carry forwards attributable to Entest BioMedical, Inc.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized. In addition, the reverse acquisition in which Entest BioMedical, Inc. was involved in 2009 has resulted in a change of control.  Internal Revenue Code Sec 382 limits the amount of income that may be offset by net operating loss (NOL) carryovers after an ownership change. As a result, the Company has recorded a valuation allowance reducing all deferred tax assets to $ -0-.